19. SEGMENT REPORTING	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENT REPORTING

The Company’s chief operating decision maker (“CODM”) has been identified as the CEO, who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Company. The Company measures segment income as income from operations less provision for credit losses, interest expenses, interest expenses of related parties, and property and management cost. The reportable segments are components of the Company, which offer different products or services and are separately managed, with separate financial information available that is separately evaluated regularly by the Company’s Chief Executive Officer in determining the performance of the business. Income tax expenses are not allocated to the segments.

The Company operated three segments: the internet-based business segment, the hotel segment and the office leasing segment.

Discontinued operations have been excluded from the segment information for periods presented.

Year ended December 31, 2016

	Internet-based Business	Hotel Business	Office Leasing	Corporate	Totals
Segment Revenues	$106,376	$16,596	$9,056	$—	$132,028
Property and management cost	$—	$14,466	$2,049	$—	$16,515
Provision for credit losses	$17,490	$—	$—	$—	$17,490
Interest expense-related parties	$5,700	$244	$287	$—	$6,231
Interest expense	$33,452	$6,082	$72	$—	$39,606
Product development expense	$9,443	$—	$—	$—	$9,443
Segment Income (loss) before taxes	$40,291	$(4,196)	$6,648	$—	$42,743
General and administrative	$—	$—	$—	$25,945	$25,945
Selling and marketing	$—	$—	$—	$13,508	$13,508
Income (loss) from continuing operations before income taxes	$40,291	$(4,196)	$6,648	$(39,453)	$3,290

Year ended December 31, 2015

	Internet-based Business	Hotel Business	Office Leasing	Corporate	Totals
Segment Revenues	$46,585	$16,462	$9,726	$—	$72,773
Property and management cost	$—	$15,573	$2,063	$—	$17,636
Provision for credit losses	$10,021	$—	$—	$—	$10,021
Interest expense-related parties	$6,038	$71	$—	$—	$$6,109
Interest expense	$16,694	$8,112	$—	$—	$24,806
Product development expense	$6,157	$—	$—	$—	$6,157
Segment Income (loss) before taxes	$7,675	$(7,294)	$7,663	$—	$8,044
General and administrative	$—	$—	$—	$16,979	$16,979
Selling and marketing	$—	$—	$—	$3,360	$3,360
Income(loss) from continuing operations before income taxes	$7,675	$(7,294)	$7,663	$(20,339)	$(12,295)

Year ended December 31, 2014

	Internet-based Business	Hotel Business	Office Leasing	Corporate	Totals
Segment Revenues	$438	$14,648	$4,937	$—	$20,023
Property and management cost	$—	$14,828	$2,532	$—	$17,360
Provision for credit losses	$209	$—	$—	$—	$209
Interest expense-related parties	$1,281	$582	$128	$—	$1,991
Interest expense	$7,292	$7,238	$—	$—	$14,530
Product development expense	$3,321	$—	$—	$—	$3,321
Segment Income (loss) before taxes	$(11,665)	$(8,000)	$2,277	$—	$(17,388)
General and administrative	$—	$—	$—	$13,353	$13,353
Selling and marketing	$—	$—	$—	$1,558	$1,558
Litigation expense	$—	$—	$—	$4,350	$4,350
Income (loss) from continuing operations before income taxes	$(11,665)	$(8,000)	$2,277	$(19,261)	$(36,649)

The assets of the office leasing segment as of December 31, 2016 and December 31, 2015 amounted to $102.0 million and $87.4 million, respectively. The assets of the hotel business segment as of December 31, 2016 and December 31, 2015 amounted to $157.0 million and $174.1 million, respectively. The assets of the internet-based business segment as of December 31, 2016 and December 31, 2015 amounted to $750.1 million and $543.0 million, respectively. The remaining balances of assets as of December 31, 2016 and December 31, 2015 are $21.9 million and $119.9 million, respectively, which are related to the discontinued operations.